CONCENTRATIONS	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
CONCENTRATIONS

NOTE 21 – CONCENTRATIONS

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, less intercompany transactions. In addition, certain customers had outstanding accounts receivables that individually represented 10% or more of the Company’s total outstanding accounts receivables, less intercompany transactions, but before receivable allowances. These customers are as follows:

In the accompanying Consolidated Balance Sheet as of June 30, 2021, the Company’s net accounts receivable were $333,442, representing total accounts receivable of approximately $413,392, less sales returns and allowance of approximately $57,417, less doubtful accounts of approximately $9,478, and less intercompany transactions of approximately $13,055. In the accompanying Consolidated Balance Sheet as of December 31, 2020, the Company’s net accounts receivable were $(10,508), representing total accounts receivable of approximately $22,166 less sales returns and allowance of approximately $28,707 and less doubtful accounts of approximately $3,967. The breakdown of the Company’s accounts receivable is as follows:

	June 30, 2021	December 31, 2020
Total Accounts Receivable	$413,472	$22,166
Less: Sales Returns and Allowances	57,417	28,707
Less: Doubtful Accounts	9,478	3,967
Less: Intercompany Transactions	13,055	—
Accounts Receivable, net	$333,522	$(10,508)

The Company determined that two customers accounted for approximately 69% (or approximately 58% and 11%), or an aggregate of $284,045, of the outstanding total accounts receivable of $413,472 as of June 30, 2021. The Company determined that four customers accounted for approximately 76% (or approximately 26%, 22%, 14% and 14%), or an aggregate of $16,904, of the outstanding total accounts receivable of $22,166 as of December 31, 2020.

In the accompanying Consolidated Statements of Loss for the three months ended June 30, 2021, one customer represented 30% of the Company’s total net revenue of $790,809 for the three months ended June 30, 2021. In the accompanying Consolidated Statements of Loss for the three months ended June 30, 2020, no one customer represented 10% of the Company’s total net revenue of $277,044 for the three months ended June 30, 2020. In the accompanying Consolidated Statements of Loss for the six months ended June 30, 2021, one customer represented 19% of the Company’s total net revenue of $1,252,980 for the six months ended June 30, 2021. In the accompanying Consolidated Statements of Loss for the six months ended June 30, 2020, no one customer represented 10% or more of the Company’s total net revenue of $442,327 for the six months ended June 30, 2020.

The raw materials used in the production of the Company’s products are obtained by the Company’s co-packers and consist primarily of materials such as the flavors, caffeine, sugars or sucralose, taurine, vitamins, CBD, and hemp seed protein contained in its beverages, the bottles and cans in which its beverages are packaged, and the labeling on the outside of its beverages. These principal raw materials are subject to price and availability fluctuations. The Company currently relies on a few key co-packers, which in turn rely on a few key suppliers. The Company continually endeavors to have back-up co-packers, which co-packers would in turn depend on their third-party suppliers to supply certain of the flavors and concentrates that are used in the Company’s beverages. The Company is also dependent on these co-packers to negotiate arrangements with their existing suppliers that would enable the Company to obtain access to certain of such concentrates or flavor formulas under certain extraordinary circumstances. Additionally, in a limited number of cases, the Company’s co-packers may have contractual restrictions with their suppliers or the Company’s co-packers may need to obtain regulatory approvals and licenses that may limit the co-packers’ ability to enter into agreements with alternative suppliers. Contractual restrictions in the agreements the Company has with certain distributors may also limit the Company’s ability to enter into agreements with alternative distributors. The Company believes that a satisfactory supply of co-packers will continue to be available at competitive prices, although there can be no assurance in this regard. With respect to Gold Leaf’s operations, the Company continually endeavors to contract with additional beverage vendors to ensure the Company has adequate inventory. The Company believes that a satisfactory supply of vendors will continue to be available at competitive prices, although there can be no assurance in this regard.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases. For the three months ended June 30, 2021, the Company purchased 48% of its inventory from two vendors. Of these vendors, $47,334 is due to these vendors as of the balance sheet dated June 30, 2021. For the year ended December 31, 2020, the Company did not purchase in excess of 10% of its inventory from any single vendor.

NOTE 20 – CONCENTRATIONS

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, less intercompany transactions. In addition, certain customers had outstanding accounts receivables that individually represented 10% or more of the Company’s total outstanding accounts receivables, less intercompany transactions, but before receivable allowances. These customers are as follows:

In the accompanying Consolidated Balance Sheet as of December 31, 2020, the Company’s net accounts receivable were $(10,508), representing total accounts receivable of approximately $22,166 less sales returns and allowance of approximately $28,707 and less doubtful accounts of approximately $3,967. In the accompanying Consolidated Balance Sheet as of December 31, 2019, the Company’s net accounts receivable were $63,593, representing total accounts receivable of approximately $119,771 less sales returns and allowances of approximately $51,159 and less doubtful accounts of approximately $5,019. The breakdown of the Company’s accounts receivable is as follows:

	December 31, 2020	December 31, 2019
Total Accounts Receivable	$22,166	$119,771
Less: Sales Returns and Allowances	28,707	$51,159
Less: Doubtful Accounts	3,967	$5,019
Accounts Receivable, net	$(10,508)	$63,593

The Company determined that four customers accounted for approximately 76% (or approximately 26%, 22%, 14% and 14%), or an aggregate of $16,904, of the outstanding total accounts receivable of $22,166 as of December 31, 2020. The Company determined that one customer accounted for approximately 16%, or $19,471, of the outstanding total accounts receivable of $119,771 as of December 31, 2019.

In the accompanying Consolidated Statements of Loss for the year ended December 31, 2020, no one customer represented 10% or more of the Company’s total net revenue of $910,227 for the year ended December 31, 2020. In the accompanying Consolidated Statements of Loss for the year ended December 31, 2019, no one customer represented 10% or more of the Company’s total net revenue of $1,631,653 for the year ended December 31, 2019.

The raw materials used in the production of the Company’s products are obtained by the Company’s co-packers and consist primarily of materials such as the flavors, caffeine, sugars or sucralose, taurine, vitamins, CBD, and hemp seed protein contained in its beverages, the bottles in which its beverages are packaged, and the labeling on the outside of its beverages. These principal raw materials are subject to price and availability fluctuations. The Company currently relies on a few key co-packers, which in turn rely on a few key suppliers. The Company continually endeavors to have back-up co-packers, which co-packers would in turn depend on their third-party suppliers to supply certain of the flavors and concentrates that are used in the Company’s beverages. The Company is also dependent on these co-packers to negotiate arrangements with their existing suppliers that would enable the Company to obtain access to certain of such concentrates or flavor formulas under certain extraordinary circumstances. Additionally, in a limited number of cases, the Company’s co-packers may have contractual restrictions with their suppliers or the Company’s co-packers may need to obtain regulatory approvals and licenses that may limit the co-packers’ ability to enter into agreements with alternative suppliers. Contractual restrictions in the agreements the Company has with certain distributors may also limit the Company’s ability to enter into agreements with alternative distributors. The Company believes that a satisfactory supply of co-packers will continue to be available at competitive prices, although there can be no assurance in this regard. With respect to Gold Leaf’s operations, the Company continually endeavors to contract with additional beverage vendors to ensure the Company has adequate inventory. The Company believes that a satisfactory supply of vendors will continue to be available at competitive prices, although there can be no assurance in this regard.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases. For the year ended December 31, 2020, the Company did not purchase in excess of 10% of its inventory from any single vendor. For the year ended December 31, 2019, the Company purchased 86% of the Company’s inventory from two vendors, of which no amount was due to these vendors as of December 31, 2019.

S And S Beverage [Member]
CONCENTRATIONS

NOTE 8 – CONCENTRATIONS

The Company has certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or outstanding accounts receivable individually represented 10% or more of the Company’s total outstanding accounts receivable, as follows:

For the one month ended January 31, 2021, no customers individually represented 10% or more of the Company’s total revenue, and four customers accounted for 100%, or $33,718, of the outstanding accounts receivable, and the Company has recorded an allowance for uncollectible accounts of $24,280. The net accounts receivable for the year ending December 31, 2020 is $9,438 in the accompanying balance sheet. For the year ended December 31, 2020, three customers individually represented 77%, or approximately $255,300 of the Company’s total revenue, and four customers accounted for 100%, or $33,718, of the outstanding accounts receivable, and the Company has recorded an allowance for uncollectible accounts of $24,280. The net accounts receivable for the year ending December 31, 2020 is $9,438 in the accompanying balance sheet.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases, as follows:

For the one month ended January 31, 2021 balance sheet, the Company did not purchase any inventory from any vendor.. For the year ended December 31, 2020 balance sheet, the Company purchased 100% of the Company’s inventory from three vendors, of which $4,365 amount was due to these vendors.

NOTE 8 – CONCENTRATIONS

The Company has certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or outstanding accounts receivable individually represented 10% or more of the Company’s total outstanding accounts receivable, as follows:

For the year ended December 31, 2020, three customers individually represented 77%, or approximately $255,300 of the Company’s total revenue, and four customers accounted for 100%, or $33,718, of the outstanding accounts receivable, and the Company has recorded an allowance for uncollectible accounts of $24,280. The net accounts receivable for the year ending December 31, 2020 is $9,438 in the accompanying balance sheet. For the year ended December 31, 2019, two customers individually represented 33%, or approximately $272,000 of the Company’s total revenue, and six customers accounted for 78%, or $41,669, of the outstanding accounts receivable in the accompanying balance sheet.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases, as follows:

For the year ended December 31, 2020 balance sheet, the Company purchased 100% of the Company’s inventory from three vendors, of which $4,365 amount was due to these vendors. For the year ended December 31, 2019 balance sheet, the Company purchased 89% of the Company’s inventory from three vendors, of which $36,313 amount was due to these vendors.